Cover	Jun. 06, 2025
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Document Period End Date	Jun. 06, 2025
Entity File Number	001-41266
Entity Registrant Name	CEA INDUSTRIES INC.
Entity Central Index Key	0001482541
Entity Tax Identification Number	27-3911608
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	385 South Pierce Avenue
Entity Address, Address Line Two	Suite C
Entity Address, City or Town	Louisville
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80027
City Area Code	(303)
Local Phone Number	993-5271
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock, $0.00001 par value
Title of 12(b) Security	Common Stock, $0.00001 par value
Trading Symbol	BNC
Security Exchange Name	NASDAQ
Warrants to purchase Common Stock
Title of 12(b) Security	Warrants to purchase Common Stock
Trading Symbol	BNCWW
Security Exchange Name	NASDAQ